May 25, 2021 Via EDGAR
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
128606-0102

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Lionbridge Capital I, LP and The Ravenswood Investment Company L.P. Issuer: CIM Commercial Trust Corporation
Ladies and Gentlemen:
On behalf of the participants identified below, we are transmitting for filing materials under Rule 14a-12 of the Securities Exchange Act of 1934, as amended, relating to CIM Commercial Trust Corporation.  The participants are effecting this filing by direct transmission to the EDGAR System.
The following persons are participants in the intended solicitation from CIM Commercial Trust Corporation’s stockholders of proxies: Lionbridge Capital, LP; Lionbridge Capital I, LP; Lionbridge GP, LLC; Lionbridge Capital GP, LLC; Lionbridge Asset Management, LLC; The Ravenswood Investment Company L.P.; Ravenswood Investments III, L.P.; Ravenswood Management Company, LLC; Robotti & Company, Incorporated; Robotti & Company Advisors, LLC; Robotti Securities, LLC; Robert E. Robotti; Gregory Morillo; Thomas Ferguson; Mark C. Gelnaw; Raymond V. Marino II; John S. Moran; Winthrop Realty Partners, L.P. and Michael L. Ashner.
Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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